Benefit Plans (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of the Company's non-vested share awards
Non-vested Shares, Expired		(9,279)
Weighted average grant date fair value of shares issued, granted	$ 16.34	$ 12.91	$ 9.03
Weighted Average Grant Date Fair Value, Expired		$ 16.09
Non-vested share awards [Member]
Summary of the Company's non-vested share awards
Non-vested Shares, Beginning Balance	702,753	766,314	354,398
Non-vested shares, Granted	182,389	217,742	437,976
Non-vested Shares, Vested	(104,133)	(272,024)	(26,060)
Non-vested Shares, Expired	(32,041)
Non-vested Shares, Ending Balance	748,968	702,753	766,314
Weighted Average Grant Date Fair Value, Beginning Balance	$ 11.76	$ 11.55	$ 15.35
Weighted average grant date fair value of shares issued, granted	$ 16.34	$ 12.91	$ 9.03
Weighted Average Grant Date Fair Value, Vested	$ 12.30	$ 12.01	$ 20.93
Weighted Average Grant Date Fair Value, Expired	$ 14.70
Weighted Average Grant Date Fair Value, Ending Balance	$ 12.67	$ 11.76	$ 11.55